Stockholders’ Deficit and Mezzanine Equity - Schedule of Classes of Outstanding Stock Warrants (Details) - Previously Reported [Member] - Warrants [Member] - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Warrants outstanding	8,056,087	8,156,087
Exercise Price $0.25 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 0.25
Warrants outstanding	137,017	137,017
Exercise Price $0.60 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 0.6
Warrants outstanding	675,000	675,000
Exercise Price $2.00 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 2
Warrants outstanding		100,000
Exercise Price $1.75 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 1.75
Warrants outstanding	2,458,446	2,458,446
Exercise Price $3.00 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 3
Warrants outstanding	4,718,125	4,718,125
Exercise Price $4.00 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 4
Warrants outstanding	67,500	67,500